INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 277
Balance	298	$ 277
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	1,837	1,685
Additions	113	152
Balance	1,950	1,837
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	1,560	1,428
Amortization for the year	92	132
Balance	1,652	1,560
Computer software
Disclosure of detailed information about intangible assets [line items]
Balance	68
Balance	53	68
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	746	704
Additions	23	42
Balance	769	746
Computer software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	678	602
Amortization for the year	38	76
Balance	716	678
Capitalized development cost
Disclosure of detailed information about intangible assets [line items]
Balance	209
Balance	245	209
Capitalized development cost | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	716	606
Additions	90	110
Balance	806	716
Capitalized development cost | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	507	471
Amortization for the year	54	36
Balance	561	507
Marketing rights for a medical product
Disclosure of detailed information about intangible assets [line items]
Balance	0
Balance	0	0
Marketing rights for a medical product | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	375	375
Additions	0	0
Balance	375	375
Marketing rights for a medical product | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	375	355
Amortization for the year	0	20
Balance	$ 375	$ 375